Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2024
Entity Registrant Name	Integrity Funds
Entity Central Index Key	0000893730
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 27, 2024
Document Effective Date	Nov. 30, 2024
Prospectus Date	Nov. 30, 2024
Integrity Dividend Harvest Fund | Class A
Prospectus:
Trading Symbol	IDIVX
Integrity Dividend Harvest Fund | Class I
Prospectus:
Trading Symbol	IDHIX
Integrity Dividend Harvest Fund | Class C
Prospectus:
Trading Symbol	IDHCX
Integrity Dividend Summit Fund | Class I
Prospectus:
Trading Symbol	IPAYX
Integrity Dividend Summit Fund | Class A
Prospectus:
Trading Symbol	APAYX
Integrity Dividend Summit Fund | Class C
Prospectus:
Trading Symbol	CPAYX
Integrity Growth & Income Fund | Class A
Prospectus:
Trading Symbol	IGIAX
Integrity Growth & Income Fund | Class C
Prospectus:
Trading Symbol	IGIUX
Integrity Growth & Income Fund | Class I
Prospectus:
Trading Symbol	IGIVX
Integrity High Income Fund | Class A
Prospectus:
Trading Symbol	IHFAX
Integrity High Income Fund | Class C
Prospectus:
Trading Symbol	IHFCX
Integrity High Income Fund | Class I
Prospectus:
Trading Symbol	IHFIX
Integrity Mid-North American Resources Fund | Class A
Prospectus:
Trading Symbol	ICPAX
Integrity Mid-North American Resources Fund | Class C
Prospectus:
Trading Symbol	ICPUX
Integrity Mid-North American Resources Fund | Class I
Prospectus:
Trading Symbol	ICWIX
Integrity Short Term Government Fund | Class A
Prospectus:
Trading Symbol	MDSAX
Integrity Short Term Government Fund | Class I
Prospectus:
Trading Symbol	MDSIX